Stock-based Compensation - Summary of Share-Based Compensation Recognized (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	$ 146	$ 140	$ 569	$ 606
Research and Development [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense			66	87
General and Administrative [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense			$ 503	$ 519